Stockholders' Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Option [Member]
Number of Shares Outstanding, beginning balance	555,000
Number of Shares, Granted	555,000
Number of Shares, Exercised
Number of Shares, Forfeited/Cancelled/Expired
Number of Shares Outstanding, ending balance	555,000
Number of Shares, Exercisable	65,790
Weighted Average Exercise Price, Outstanding beginning balance
Weighted Average Exercise Price, Granted	9.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Forfeited/Cancelled/Expired
Weighted Average Exercise Price, Outstanding ending balance	9.00
Weighted Average Exercise Price, Exercisable	$ 9.00
Weighted Average Contractual Term in Years, Granted	10 years
Weighted Average Contractual Term in Years, Exercised
Weighted Average Contractual Term in Years, Forfeited/Cancelled/Expired
Weighted Average Contractual Term in Years, Outstanding Ending balance	9 years
Weighted Average Contractual Term in Years, Exercisable	9 years
Underwriter Warrants [Member]
Number of Shares Outstanding, beginning balance	55,560
Number of Shares, Granted	55,560
Number of Shares, Exercised
Number of Shares, Forfeited/Cancelled/Expired
Number of Shares Outstanding, ending balance	55,560
Weighted Average Exercise Price, Outstanding beginning balance
Weighted Average Exercise Price, Granted	11.25
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Forfeited/Cancelled/Expired
Weighted Average Exercise Price, Outstanding ending balance	$ 11.25
Weighted Average Contractual Term in Years, Outstanding beginning balance
Weighted Average Contractual Term in Years, Granted	5 years
Weighted Average Contractual Term in Years, Exercised
Weighted Average Contractual Term in Years, Forfeited/Cancelled/Expired
Weighted Average Contractual Term in Years, Outstanding Ending balance	4 years 6 months
Weighted Average Contractual Term in Years, Exercisable	4 years 6 months